Schedule of General and Administrative expenses (Details) - AUD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Professional fees	$ 132,040	$ 173,748	$ 921,928	$ 1,062,389	$ 973,482	$ 1,094,500
Audit fee	107,129		196,641
Employee costs	42,373	34,174	267,352	124,997	428,715	179,301
Insurance	124,099	16,063	398,817	102,431	492,676	152,911
Other expenses	25,191	34,592	242,301	180,679	546,879	265,908
Subscriptions and dues	15,827	12,909	29,566	79,974
Management fee	105,169	75,000	294,169	228,000	312,000	252,000
Expected credit losses					264,798	380,604
Travel expenses	31,832	37,670	145,916	68,256	112,291	39,290
Depreciation	28,123	2,482	60,077	4,369	17,473	24,444
Technology costs	2,587	25,757	6,573	38,864	17,187	42,784
Occupancy costs	8,650	4,595	21,745	18,612	43,990	12,298
Security	2,302	2,269	6,869	6,575	9,266	18,280
Utilities	3,256	2,695	8,468	5,947	6,086	5,112
Total general and administrative expenses	$ 628,578	$ 421,954	$ 2,600,422	$ 1,921,093	$ 3,224,843	$ 2,467,432